INTANGIBLE ASSETS, NET (Details Narrative) - Security Matters Limited [Member] - USD ($)		12 Months Ended
	Dec. 24, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortisation, intangible assets other than goodwill		$ 145,000
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Other intangible assets [member] | SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Intangible assets under development		$ 721
Proportion of ownership interest in joint venture		50.00%